UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing
Form.

Please print or type.

1. Name and address of issuer:
UAM Funds Trust
One International Place
Boston, Massachusetts  02110


2. The name of each series or class of securities for which the Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes ): [ ]

BHM&S Total Return Bond Portfolio
Chicago Asset Management Intermediate Bond
Portfolio
Chicago Asset Management Value/Contrarian
Portfolio
Hanson Equity Portfolio
Jacobs International Octagon Portfolio
MJI International Equity Portfolio
TJ Core Equity Portfolio


3. Investment Company Act File Number: 811-8544

Securities Act File Number: 33-79858


4(a). Last day of fiscal year for which this Form is filed:

April 30, 1998

4(b). [ ] Check box if this Form is being filed late
(i.e., more than 90 calendar days
after the end of the issuer's fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c). [ ] Check box if this is the last time the issuer will be filing this Form.






5. Calculation of
registration fee:




(i) Aggregate
price of
securities
sold during
the fiscal
year:


$179,197,794


(ii) Aggregate
price of
securities
redeemed or
repurchased
during the
fiscal year:

$ 57,203,937



(iii) Aggregate
price of
securities
redeemed or
repurchased
during any
prior fiscal
year ending
no earlier
than October
11, 1995
that were
not
previously
used to
reduce
registration
fees payable
to the
commission:






$0



(iv) Total
available
redemption
credits [add
Items 5(ii)
and 5(iii)]:



$ 60,203,937



(v) Net sales --
if Item 5(I)
is greater
than Item
5(iv)
[subtract
Item 5(iv)
from Item
5(I)]:




$121,993,857


(vi) Redemption
credits
available
for use in
future years
if Item
5(i) is less
than Item
5(iv)[subtra
ct Item
5(iv) from
Item 5(i)]



$0



(vii) Multiplier
for
determining
registration
fee (See
Instruction
C.9):



X 0.000295

(viii) Registration
fee due
[multiply
Item 5(v) by
Item 5(vii)]
(enter 0 if
no fee is
due):




=$35,988.19

6. Prepaid Shares

If the response to item 5(i) was determined by
deducting an amount of securities that were
Registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
[effective date of recision of rule 24e-2], then
report the amount of Securities (number of shares
or other units) deducted here:         .  If there
is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use in future fiscal years, then state that number here: .



7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


+$0

8. Total of the amount of the registration fee due plus any interest due [line
5(viii) plus line 7]:



=$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of delivery:

[X ]  Wire Transfer
	[  ]  Mail or other means




SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.


By (Signature and Title)*
/s/Michael E. DeFao

Michael E. DeFao

Secretary


Date:  June 25, 1998


*Please print the name and title of the signing officer below the signature.